Debt (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 28, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt repayment		$ 50,000	$ 92,860
Borrowings held		0	49,591
Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 120,000
Credit facility available to repayment	40,000
Term Facility
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn		0	50,000
Debt repayment		50,000	0
Interest expense		1,030	354
Borrowings held			$ 49,591		$ 0
Standby Fee On Borrowings		$ 600
Secured Project Financing Facility Project
Disclosure of detailed information about borrowings [line items]
Borrowings held				$ 92,900
Term Facility
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	50,000
Term Facility | Federal Reserve Bank of New York ("SOFR") | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.50%
Term Facility | Federal Reserve Bank of New York ("SOFR") | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.75%
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 70,000
Borrowings held		$ 70,000
Revolving Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Credit facility undrawn standby portion		0.5625%
Revolving Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Credit facility undrawn standby portion		0.8428%